SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	May 25, 2009	Aug. 31, 2006
Summary Of Significant Accounting Policies [Line Items]
Goodwill	¥ 0		¥ 0
Weighted average growth rate estimated cash flows beyond next year		3.00%
Projected cash flow discount rate		21.00%
Goodwill impairment loss		¥ 20,279,026
Accumulated amortization	12,518,252		12,204,977
Additional operating liabilities expected to be recognized	120,958,574
Software
Summary Of Significant Accounting Policies [Line Items]
Accumulated amortization	¥ 7,488,252		7,174,977
Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives	1 year
Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives	5 years
Cooperation agreement
Summary Of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives	5 years
Accumulated amortization	¥ 5,030,000		5,030,000
Trademarks
Summary Of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets carrying value	¥ 2,970,000		¥ 2,970,000
Guangzhou Anyu Mortgage Consulting Co., Limited ("Guangzhou Anyu")
Summary Of Significant Accounting Policies [Line Items]
Percentage of stake acquired from business combination				45.00%	55.00%
Fair value of identifiable net assets					¥ 42,360,000
Identifiable net assets				¥ 27,470,000	23,300,000
Goodwill					¥ 20,280,000
Office and other equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	1 to 5 years
Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	1 to 6 years
Motor vehicles
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	3 to 8 years